Commitments (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jul. 08, 2024 USD ($)	Mar. 07, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Wheaton Precious Metals Corp
Disclosure of subsidiaries [line items]
Purchase price					$ 9,750
First installment received		$ 4,875
Second installment received	$ 4,875
Florida Canyon | Top Hat
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			2.50%	2.50%
Florida Canyon | Triple Flag
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			3.25%	3.25%
DeLamar Project | Wheaton Precious Metals Corp
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable					1.50%
DeLamar Project | Triple Flag
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			2.50%	2.50%
DeLamar Project | Triple Flag | Bottom of range
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			2.00%	2.00%
DeLamar Project | Triple Flag | Top of range
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			5.00%	5.00%
DeLamar Project | Triple Flag | Cumulative Royalty Payment
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Cumulative royalty payment necessary to reduce net smelter return payable			$ 10.0	$ 7,400
Nevada North Project | Franco Nevada
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Nevada North Project | Mountain View Property
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			1.50%	1.50%
Nevada North Project | Mountain View Property | Bottom of range
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			0.05%	0.05%
Nevada North Project | Mountain View Property | Top of range
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			1.50%	1.50%
Nevada North Project | Mountain View Property | Franco Nevada
Disclosure of subsidiaries [line items]
Percentage of net smelter royalty payable			0.50%	0.50%